Schedule of Warrant Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Weighted average exercise price, outstanding beginning	$ 2.00
Weighted Average Exercise Price Exercisable Beginning		2.00
Aggregate Intrinsic Value Exercisable, Beginning
Weighted Average Remaining Contractual Life Warrants Exercisable, Ending		1 year 3 months 25 days
Revision of Prior Period, Adjustment [Member]
Weighted average exercise price, outstanding beginning	$ 40.05
Warrant [Member]
Number of Shares, Warrants Outstanding Beginning	2,413,500	1,538,500
Weighted average exercise price, outstanding beginning		$ 2.11
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning		2 years 6 months
Number of Shares, Warrants Exercisable Beginning	2,413,500	1,538,500
Weighted Average Exercise Price Exercisable Beginning	3.11	2.11
Weighted Average Remaining Contractual Life Warrants Exercisable, Beginning		2 years 6 months
Aggregate Intrinsic Value Exercisable, Beginning
Number of Shares, Warrants Granted		1,000,000
Weighted Average Exercise Price Granted
Number of Shares, Warrants Exercised		(125,000)
Weighted Average Exercise Price Exercised		2.00
Number of Shares, Warrants Forfeited or Expired
Weighted Average Exercise Price Forfeited or Expired
Number of Shares, Warrants Outstanding Ending		2,413,500
Weighted Average Exercise Price, Outstanding Ending		$ 3.11
Weighted Average Remaining Contractual Life Warrants Outstanding, Ending		1 year 3 months 25 days
Number of Shares, Warrants Exercisable Ending		2,413,500
Weighted Average Exercise Price Exercisable Ending		3.11
Aggregate Intrinsic Value Exercisable, Ending
Weighted Average Exercise Price, Outstanding Beginning	$ 3.11
Warrant [Member] | Revision of Prior Period, Adjustment [Member]
Number of Shares, Warrants Outstanding Beginning	120,675
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning	1 year 3 months 25 days
Number of Shares, Warrants Exercisable Beginning	120,675
Weighted Average Exercise Price Exercisable Beginning	62.11
Weighted Average Remaining Contractual Life Warrants Exercisable, Beginning	1 year 3 months 25 days
Aggregate Intrinsic Value Exercisable, Beginning
Number of Shares, Warrants Granted	10,701,408
Weighted Average Exercise Price Granted
Number of Shares, Warrants Exercised	(1,740,410)
Weighted Average Exercise Price Exercised
Number of Shares, Warrants Forfeited or Expired
Weighted Average Exercise Price Forfeited or Expired
Number of Shares, Warrants Outstanding Ending	9,081,673	120,675
Weighted Average Exercise Price, Outstanding Ending	$ 1.39	$ 62.11
Weighted Average Remaining Contractual Life Warrants Outstanding, Ending	1 year 2 months 23 days
Number of Shares, Warrants Exercisable Ending	9,081,673	120,675
Weighted Average Exercise Price Exercisable Ending	1.39	62.11
Weighted Average Remaining Contractual Life Warrants Exercisable, Ending	1 year 2 months 23 days
Aggregate Intrinsic Value Exercisable, Ending
Weighted Average Exercise Price, Outstanding Beginning	$ 62.11